Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2023
Other related parties [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties
c.
Transactions with other related parties that are included in the consolidated statement of profit or loss and other comprehensive income as of December 31, 2021, 2022 and 2023, are as follows:

	2021		2022		2023
Commercial revenues:
Otayconnect, S. de R. L. de C.V. (Shareholder)	Ps.	1,387	Ps.	1,631	Ps.	1,681
Las Nuevas Delicias Gastronómicas, S. de R. L. de C.V. (Independent director)	Ps.	7,669	Ps.	10,985	Ps.	8,645
Fly by Wings, S.A. de C.V. (Independent director)	Ps.	25,128	Ps.	38,259	Ps.	40,325
Servicios empresariales de alta calidad, S.A. de C.V. (Shareholder)	Ps.	—	Ps.	35	Ps.	19
Operadora de Alimentos y Malteadas, S.A.P.I. de C.V. (Independent Director)	Ps.	—	Ps.	—	Ps.	5,486

	2021		2022		2023
Technical advisory:
Ingeniería y Economía del Transporte, S.A. (Shareholder)	Ps.	8,711	Ps.	—	Ps.	14,620

Key management personnel of entity or parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Total Amounts Paid to Key Management Personnel or Directors
d.
The total short term employee benefits paid to key management personnel or directors, for the years ended December 31, 2021, 2022 and 2023 were as follows:

	2021		2022		2023
Management - short term	Ps.	59,987	Ps.	70,699	Ps.	89,974
Independent directors (7)	Ps.	6,511	Ps.	7,856	Ps.	9,093

Accounts receivable (payable) [Member] | Other related parties [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties
b.
Accounts receivable with other related parties that are in the consolidated statement of financial position as of December 31, 2021, 2022 and 2023, are integrated as follows:

	2021		2022		2023
Accounts receivable:
Especialistas en Alta Cocina, S.A. de C.V. (Independent director)	Ps.	—	Ps.	2	Ps.	24
Fly by Wings, S.A. de C.V. (Independent director)	Ps.	6,473	Ps.	—	Ps.	—
Las Nuevas Delicias Gastronómicas, S. de R.L. de C.V. (Independent director)	Ps.	808	Ps.	—	Ps.	—
Servicios empresariales de alta calidad, S.A. de C.V. (Shareholder)		—		35		76
Operadora de Alimentos y Malteadas, S.A.P.I. de C.V. (Independent Director)	Ps.	—	Ps.	—	Ps.	2,265

AMP [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties

Transactions with AMP, were entered into at prices comparable to those for transactions with independent parties and were as follows:

	2021		2022		2023
AMP, entity with significant influence
Expenses:
Technical assistance fees	Ps.	526,220	Ps.	756,648	Ps.	851,320
:

	2021		2022		2023
AMP, entity with significant influence:
Accounts payable	Ps.	394,208	Ps.	621,722	Ps.	722,923